Participative stockholders' debentures (Details) R$ / shares in Units, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$) R$ / shares
Participative stockholders' debentures
Number of debentures issued | shares	388,559,056		388,559,056
Remuneration paid to the participative stockholders debentures	$ 225	R$ 1,244
Average Price Per Debenture | R$ / shares			R$ 49.10		R$ 45.65
Expense Related To Debenture	716	R$ 3,691
Liability Related To Debenture	3,419		R$ 19,078	$ 3,413	R$ 17,737
Participative Stockholders Debentures | $	$ 3,419			$ 3,413